Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Entity Registrant Name	LIN Television Corporation
Entity Central Index Key	0000931058
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer
Entity Voluntary Filers
Entity Current Reporting Status
Entity Filer Category	Non-accelerated Filer
Entity Public Float
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Class A common stock
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	34,065,346
Class B common stock
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	23,901,726
Class C common stock
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	2